Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables
Schedule of trade, other current receivables and prepayments

	At December 31,
	2019	2018
	$'m	$'m
Trade receivables	516	823
Other receivables and prepayments	178	230
Related party receivables	40	—
	734	1,053

Schedule of movements on the provision for impairment of current trade receivables

	2019	2018	2017
	$'m	$'m	$'m
At January 1, as reported	17	23	15
Impact of adoption of IFRS 9 on January 1, 2018	—	(4)	—
At January 1,	17	19	15
Provision for receivables impairment	7	2	6
Receivables written off during the year as uncollectible	—	(3)	—
Disposal of Food & Specialty	(18)	—	—
Exchange	—	(1)	2
At December 31,	6	17	23

Schedule of ageing analysis of trade receivables past due but not impaired

	At December 31,
	2019	2018
	$'m	$'m
Up to three months past due	28	56
Three to six months past due	1	5
Over six months past due	5	7
	34	68